CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (30,888)	$ (88,196)	$ (21,821)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation (Note 5)	5,729	8,664	15,365
Amortization of deferred financing fees (Note 8)	555	176	211
Amortization of deferred dry-docking and special survey costs (Note 8)	988	915	1,888
Provision and write-offs of insurance claims and bad debts	1,675	133	1,250
Stock compensation cost (Notes 4,14)	1,159	122	559
Write off of deferred financing fees (Note 8)	191	100	0
Change in fair value of derivatives (Note 9)	(314)	(361)	(129)
Amortization of deferred revenue	0	(136)	(1,034)
Gain on sale of vessel (Note 5)	0	(1,561)	(807)
Vessel impairment loss	12,480	69,998	26,631
Write-off of advances for vessels under construction (Note 7)	0	11,717	0
Changes in operating assets and liabilities:
-Trade receivables	419	(1,300)	(490)
-Insurance claims	351	(494)	4,992
-Due from related party	217	722	125
-Inventories	82	568	(570)
-Prepayments and other	111	(110)	382
-Accounts payable	5,849	3,636	(3,164)
-Accrued liabilities	937	670	(133)
-Unearned revenue	(12)	(214)	14
-Due to related party	2,050	(14)	80
Dry-docking and special survey costs paid (Note 8)	0	(192)	(2,547)
(Increase) decrease of deferred charges (Note 8)	(3,303)	0	0
Dry-docking and special survey costs for vessels held for sale (Note 8)	(301)	(373)	0
Net Cash (used in) provided by Operating Activities	(2,025)	4,470	20,802
Cash flows from Investing Activities:
Advances for vessels under construction (Note 7)	0	(6,052)	(5,665)
Proceeds from sale of vessel, net	0	24,474	2,846
Net Cash provided by (used in) Investing Activities	0	18,422	(2,819)
Cash flows from Financing Activities:
Decrease (increase) in restricted cash	1,125	5,255	(3,130)
Proceeds from note (Note 15)	250	0	0
Payments of bank loans	(40)	(31,513)	(17,500)
Proceeds from issuance of common stock	388	0	0
Exercise of warrants (Note 12)	0	3	0
Net Cash provided by (used in) Financing Activities	1,723	(26,255)	(20,630)
Net decrease in cash and cash equivalents	(302)	(3,363)	(2,647)
Cash and cash equivalents, beginning of year	331	3,694	6,341
Cash and cash equivalents, end of year	29	331	3,694
Supplemental Cash Flow Information:
Cash paid for interest	1,089	2,938	4,017
Cash paid for taxes	0	0	0
Non-Cash Operating Activities:
Shares issued to settle fees owed to the Manager	$ 2,040	$ 0	$ 0